Schedule of Investments (unaudited)	iShares® Expanded Tech-Software Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 63.1%
8x8 Inc.(a)	267,793	$4,488,211
ACI Worldwide Inc.(a)	275,364	9,555,131
Adobe Inc.(a)	808,603	458,526,417
Alarm.com Holdings Inc.(a)	108,176	9,174,407
Altair Engineering Inc., Class A(a)(b)	118,961	9,198,065
Alteryx Inc., Class A(a)(b)	140,505	8,500,553
Anaplan Inc.(a)(b)	342,391	15,698,627
ANSYS Inc.(a)(b)	204,444	82,006,577
Appfolio Inc., Class A(a)(b)	45,005	5,448,305
Asana Inc., Class A(a)	189,409	14,120,441
Aspen Technology Inc.(a)	156,738	23,855,524
Autodesk Inc.(a)(b)	514,920	144,790,355
Avalara Inc.(a)	203,720	26,302,289
Avaya Holdings Corp.(a)(b)	198,239	3,925,132
Bentley Systems Inc., Class B(b)	431,215	20,840,621
Bill.com Holdings Inc.(a)	213,781	53,263,536
Black Knight Inc.(a)	363,768	30,152,730
Blackbaud Inc.(a)	97,044	7,664,535
Blackline Inc.(a)	125,295	12,973,044
Bottomline Technologies DE Inc.(a)	90,590	5,115,617
Box Inc., Class A(a)(b)	354,956	9,296,298
BTRS Holdings Inc.(a)	177,945	1,391,530
C3.ai Inc., Class A(a)(b)	164,953	5,154,781
Cadence Design Systems Inc.(a)	649,122	120,963,885
CDK Global Inc.	277,165	11,568,867
Cerence Inc.(a)	89,018	6,822,340
Ceridian HCM Holding Inc.(a)(b)	319,004	33,323,158
Citrix Systems Inc.	292,127	27,632,293
Confluent Inc., Class A(a)(b)	143,330	10,927,479
Consensus Cloud Solutions Inc.(a)	38,000	2,199,060
Coupa Software Inc.(a)	173,463	27,415,827
CS Disco Inc.(a)	29,594	1,057,986
Datadog Inc., Class A(a)	602,411	107,295,423
Descartes Systems Group Inc. (The)(a)(b)	198,520	16,413,634
Digital Turbine Inc.(a)	206,272	12,580,529
Docebo Inc.(a)(b)	31,481	2,120,560
DocuSign Inc.(a)	460,755	70,177,594
Domo Inc., Class B(a)	67,684	3,357,126
Dropbox Inc., Class A(a)	661,103	16,223,468
Duck Creek Technologies Inc.(a)(b)	176,718	5,320,979
Dynatrace Inc.(a)	460,710	27,803,849
E2open Parent Holdings Inc.(a)(b)	414,329	4,665,345
Elastic NV(a)(b)	168,164	20,699,307
Envestnet Inc.(a)	109,005	8,648,457
Everbridge Inc.(a)(b)	90,050	6,063,067
Fair Isaac Corp.(a)(b)	64,078	27,788,706
Five9 Inc.(a)	159,538	21,907,758
Guidewire Software Inc.(a)(b)	195,201	22,161,170
HubSpot Inc.(a)(b)	105,137	69,301,054
InterDigital Inc.	71,856	5,147,045
Intuit Inc.	663,312	426,655,545
Jamf Holding Corp.(a)(b)	129,230	4,912,032
Lightspeed Commerce Inc.(a)(b)	312,239	12,623,823
LivePerson Inc.(a)(b)	154,145	5,506,059
Manhattan Associates Inc.(a)	148,439	23,080,780
Marathon Digital Holdings Inc.(a)(b)	233,364	7,668,341
Matterport Inc.(a)(b)	431,677	8,909,813
MicroStrategy Inc., Class A(a)(b)	19,695	10,723,731
Security	Shares	Value

Application Software (continued)
Mimecast Ltd.(a)	144,626	$11,507,891
Momentive Global Inc.(a)	304,928	6,449,227
nCino Inc.(a)(b)	132,933	7,292,704
NCR Corp.(a)	309,172	12,428,714
New Relic Inc.(a)	137,888	15,162,164
Nuance Communications Inc.(a)	668,499	36,981,365
Nutanix Inc., Class A(a)	495,033	15,771,751
Open Text Corp.(b)	638,863	30,333,215
Pagerduty Inc.(a)(b)	178,523	6,203,674
Palantir Technologies Inc., Class A(a)(b)	3,751,138	68,308,223
Paycom Software Inc.(a)	112,747	46,811,427
Paylocity Holding Corp.(a)	92,796	21,914,703
Pegasystems Inc.(b)	96,105	10,746,461
PROS Holdings Inc.(a)	94,007	3,242,301
PTC Inc.(a)(b)	247,851	30,027,149
Q2 Holdings Inc.(a)	133,146	10,577,118
Qualtrics International Inc., Class A(a)	221,420	7,838,268
RingCentral Inc., Class A(a)	192,326	36,032,276
Riot Blockchain Inc.(a)(b)	194,219	4,336,910
salesforce.com Inc.(a)	1,935,145	491,778,399
Smartsheet Inc., Class A(a)	295,042	22,851,003
Splunk Inc.(a)(b)	378,375	43,785,555
Sprout Social Inc., Class A(a)	106,908	9,695,487
SPS Commerce Inc.(a)	84,481	12,025,870
SS&C Technologies Holdings Inc.	518,131	42,476,379
Sumo Logic Inc.(a)	206,806	2,804,289
Synopsys Inc.(a)(b)	357,231	131,639,623
Trade Desk Inc. (The), Class A(a)(b)	1,021,386	93,599,813
Tyler Technologies Inc.(a)(b)	95,974	51,629,213
Unity Software Inc.(a)(b)	375,144	53,641,841
Verint Systems Inc.(a)(b)	153,231	8,046,160
Vonage Holdings Corp.(a)	593,748	12,344,021
Workday Inc., Class A(a)	447,363	122,210,624
Workiva Inc.(a)(b)	105,754	13,799,839
Yext Inc.(a)(b)	273,231	2,710,452
Zendesk Inc.(a)(b)	283,145	29,529,192
Zoom Video Communications Inc., Class A(a)	507,489	93,332,302
		3,770,974,419
Interactive Home Entertainment — 4.5%
Activision Blizzard Inc.	1,824,324	121,372,275
Electronic Arts Inc.	662,396	87,370,032
Take-Two Interactive Software Inc.(a)	270,058	47,994,708
Zynga Inc., Class A(a)	2,466,282	15,784,205
		272,521,220
Interactive Media & Services — 2.0%
Snap Inc., Class A, NVS(a)(b)	2,508,135	117,957,589

Systems Software — 30.4%
Appian Corp.(a)(b)	93,374	6,088,919
BlackBerry Ltd.(a)(b)	1,202,966	11,247,732
CommVault Systems Inc.(a)	107,293	7,394,634
Crowdstrike Holdings Inc., Class A(a)(b)	482,106	98,711,204
Dolby Laboratories Inc., Class A	153,192	14,586,942
Fortinet Inc.(a)	317,850	114,235,290
MANDIANT Inc.(a)(b)	564,696	9,904,768
McAfee Corp., Class A	175,408	4,523,772
Microsoft Corp.	1,535,567	516,441,893
N-Able Inc.(a)(b)	159,881	1,774,679
NortonLifeLock Inc.	1,363,363	35,420,171
Oracle Corp.	3,777,697	329,452,955

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Systems Software (continued)
Palo Alto Networks Inc.(a)(b)	229,583	$127,822,631
Ping Identity Holding Corp.(a)(b)	141,577	3,239,282
Progress Software Corp.	102,990	4,971,327
Qualys Inc.(a)	78,572	10,781,650
Rapid7 Inc.(a)(b)	132,259	15,565,562
SailPoint Technologies Holdings Inc.(a)(b)	219,286	10,600,285
SentinelOne Inc., Class A(a)(b)	97,622	4,928,935
ServiceNow Inc.(a)	466,099	302,549,522
Telos Corp.(a)(b)	124,091	1,913,483
Tenable Holdings Inc.(a)	214,864	11,832,560
Teradata Corp.(a)(b)	254,131	10,792,944
UiPath Inc., Class A(a)	605,812	26,128,672
Varonis Systems Inc.(a)(b)	252,030	12,294,023
VMware Inc., Class A	471,812	54,673,575
Xperi Holding Corp.	246,606	4,663,319
Zscaler Inc.(a)(b)	185,222	59,517,385
Zuora Inc., Class A(a)	270,525	5,053,407
		1,817,111,521

Total Common Stocks — 100.0%
(Cost: $6,720,660,300)		5,978,564,749
Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	261,201,615	$261,279,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,030,000	2,030,000
		263,309,976
Total Short -Term Investments — 4.4%
(Cost: $263,232,427)		263,309,976

Total Investments in Securities — 104.4%
(Cost: $6,983,892,727)		6,241,874,725

Other Assets, Less Liabilities — (4.4)%		(263,354,728)

Net Assets — 100.0%		$5,978,519,997

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,544,053	$36,810,698	(a)	$—		$(5,201)	$(69,574)	$261,279,976	261,201,615	$519,164	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,000	—		(2,890,000	)(a)	—	—	2,030,000	2,030,000	290		—
						$(5,201)	$(69,574)	$263,309,976		$519,454		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,978,564,749	$—	$—	$5,978,564,749
Money Market Funds	263,309,976	—	—	263,309,976
	$6,241,874,725	$—	$—	$6,241,874,725

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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